Summary of Significant Accounting Policies: Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes related to Pension Adjustments	$ 7,276	$ 6,782